Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1845


                        Inflation Hedge Portfolio 2018-1


                          Supplement to the Prospectus


   Effective June 4, 2018, the names of the following securities have changed:

Current Name                                     Previous Name
Invesco Senior Loan ETF                          PowerShares Senior Loan Portfolio
Invesco Dividend Achievers ETF                   PowerShares Dividend Achievers Portfolio
Invesco International Dividend Achievers ETF     PowerShares International Dividend Achievers Portfolio
Invesco DB Commodity Index Tracking Fund         PowerShares DB Commodity Index Tracking Fund

Supplement Dated: June 5, 2018